UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.7%
	Shares	Value
BUSINESS SERVICES — 18.8%
Alliance Data Systems Corp	1,414,664	$363,087,662
Cognizant Technology Solutions, Cl A	8,678,137	676,721,123
IHS Markit Ltd.*	8,372,641	399,626,155
Visa Inc., Cl A	6,948,820	863,251,909

		2,302,686,849

CONSUMER DISCRETIONARY — 19.7%
Amazon.com*	591,683	858,466,948
Netflix Inc.*	1,494,247	403,894,964
NIKE Inc., Cl B	7,154,171	488,057,546
The Priceline Group Inc. *	344,830	659,332,201

		2,409,751,659

FINANCIALS — 13.2%
Charles Schwab Corp.	10,195,968	543,852,933
CME Group, Cl A	3,470,901	532,713,886
S&P Global Inc.	2,941,144	532,641,178

		1,609,207,997

HEALTH CARE — 16.4%
Allergan PLC	2,280,986	411,170,536
Celgene Corp.*	5,629,547	569,484,975
Illumina Inc.*	2,347,462	546,113,560
Intuitive Surgical Inc. *	1,119,948	483,447,953

		2,010,217,024

INFORMATION TECHNOLOGY — 20.7%
Alphabet, Cl A*	555,789	657,064,871
Facebook Inc., Cl A*	3,532,876	660,259,196
NVIDIA Corp	2,300,334	565,422,097
PayPal Holdings *	7,649,380	652,645,102

		2,535,391,266

MATERIALS — 2.9%
Ecolab Inc.	2,616,332	360,216,590

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 7.0%
American Tower Corp. REIT, Cl A	3,078,594	$454,708,333
Equinix Inc. REIT	889,668	404,967,977

		859,676,310

TOTAL COMMON STOCK (Cost $6,856,797,989)		12,087,147,695

SHORT-TERM INVESTMENT — 1.3%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 1.200%(A) (Cost $158,916,097)	158,916,097	158,916,097

TOTAL INVESTMENTS — 100.0%
(Cost $7,015,714,086)		$12,246,063,792

Percentages are based on Net Assets of $12,243,700,845.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund did not hold any Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JANUARY 31, 2018 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-2500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018